Guarantees and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Guarantor Obligations [Line Items]
Obligations of insolvent insurance companies	$ 750	$ 742
Premium tax offsets	$ 3,600	$ 3,600